Income tax expense (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Expense Tables
Income tax expense
	2018	2017	2016
Net loss before income taxes	$(6,968,511)	$(8,894,853)	$(8,725,051)
Canadian statutory income tax rate	27%	27%	27%
Income tax (recovery) at statutory income tax rate	(1,881,509)	(2, 401,610)	(2,355,764)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	99,919	156,966	223,463
Change in statutory tax rates	-	962,486	-
Foreign exchange adjustments	(131,555)	110,121	112,581
Foreign tax credit benefit	-	-	(256,500)
Non-taxable portion of capital gain	-	(50,525)	-
Other	(221,978)	91,668	(271,676)
	(2,135,122)	(1,130,894)	(2,547,896)
Change in valuation allowance	2,135,122	1,130,894	2,547,896
	-	-	-
Income taxes in foreign jurisdictions	-	75,545	374,511
Income tax expense (recovery)	-	75,545	374,511

Valuation allowance
	2018	2017	2016
Net operating losses carried forward:
Canada (expiration dates 2027 to 2039)	$9,563,701	$8,180,209	$6,747,506
USA (expiration dates 2020 to 2026)	1,569,976	1,443,729	2, 575,389
Timing differences on property & equipment
and financing costs	2,109,557	2,012,709	1,789,311
SRED Expenditures	396,020	215,303	215,303
Foreign Tax Credit	371,133	371,133	371,133
	14,010,387	12,223,083	11,059,946
Intellectual property	(5,306,796)	(5,761,674)	(6, 216,552)
	8,703,591	6,461,409	5,482,090
Less valuation allowance	(8,703,591)	(6,461,409)	(5,482,090)
	-	-	-